Other Payables And Accrued Expenses (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities [Abstract]
Payroll and related expenses		$ 187,051,000	$ 160,413,000
Provision for warranty		250,212,000	199,449,000
Provision for Vendors on Accrued Expenses		55,379,000	64,708,000
Provision for vacation pay		46,878,000	44,477,000
Provision for losses on long-term contracts	[1]	39,835,000	36,511,000
Provision for income tax, net of advances		33,541,000	27,842,000
Provision for royalties		34,330,000	36,105,000
Other income tax liabilities		9,762,000	31,435,000
Value added tax (“VAT”) payable		6,433,000	13,651,000
Derivative instruments		5,429,000	8,289,000
Deferred income tax, net		1,800,000	545,000
Other	[2]	159,866,000	116,442,000
Other payables and accrued expenses		830,516,000	739,867,000
Long term vacation		27,969	26,166
Provision in related to cessation program with foreign customer		4,586,000	$ 4,949,000
Amount of COR offset by reversal of reserves		$ 20,000,000

[1]	Includes a provision of $4,586 and $4,949 as of December 31, 2016 and 2015, respectively, related to the cessation of a program with a foreign customer
[2]	Includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g. damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers